TAXES ON INCOME (Schedule Of Income Tax Expense (Benefit)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ 2,641	$ 2,734	$ 3,350
Deferred	(23)	(258)	(6,601)
Domestic (Israel)	839	781	(5,919)
Foreign	1,779	1,695	2,668
Taxes on income (benefit)	$ 2,618	$ 2,476	$ (3,251)